Document and Entity Information	12 Months Ended
Apr. 30, 2026
Cover [Abstract]
Document Type	DEF 14A
Amendment Flag	false
Entity Registrant Name	Smith & Wesson Brands, Inc.
Entity Central Index Key	0001092796